Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

14	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

		2018			2017
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value
	Footnotes	$m	$m	$m	$m
Securities		2,349	30,217	32,566	29,456
– treasury and other eligible bills		641	29	670	606
– debt securities		1,708	4,839	6,547	4,090
– equity securities		—	25,349	25,349	24,760
Loans and advances to banks and customers		—	7,717	7,717	8
Other		—	828	828	—
At 31 Dec	1	2,349	38,762	41,111	29,464

1	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

Securities[1]
		2018			2017
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value
	Footnotes	$m	$m	$m	$m
UK Government		—	—	—	17
Hong Kong Government		4	—	4	64
Other governments		673	713	1,386	1,247
Asset-backed securities	2	—	399	399	2
Corporate debt and other securities		1,672	3,756	5,428	3,366
Equities		—	25,349	25,349	24,760
At 31 Dec		2,349	30,217	32,566	29,456

1	Included within these figures are debt securities issued by banks and other financial institutions of $2,537m (2017: $1,621m), of which nil (2017: $0.4m) are guaranteed by various governments.

2	Excludes asset-backed securities included under US Treasury and US Government agencies.